Supplement to the
Fidelity® Series Emerging Markets Fund, Fidelity® Series Emerging Markets Opportunities Fund, Fidelity® Series International Growth Fund, Fidelity® Series International Small Cap Fund and Fidelity® Series International Value Fund
December 30, 2022
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information for Fidelity® Series Emerging Markets Opportunities Fund found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Mr. Chung as of December 31, 2022:
	Registered Investment Companies *	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	3	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$483	$120	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of Fidelity® Series Emerging Markets Opportunities Fund managed by Mr. Chung ($448 (in millions) assets managed).
As of December 31, 2022, the dollar range of shares of Fidelity ®   Series Emerging Markets Opportunities Fund beneficially owned by Mr. Chung was none.

GSV-S-SSTK-0523-110-1.918664.110	May 3, 2023

Supplement to the
Fidelity® Emerging Asia Fund, Fidelity® Emerging Markets Discovery Fund, Fidelity® Emerging Markets Fund, Fidelity® Latin America Fund, and Fidelity® Total Emerging Markets Fund
December 30, 2022
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information for Fidelity® Total Emerging Markets Fund found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Mr. Chung as of December 31, 2022:
	Registered Investment Companies *	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	3	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$483	$120	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of Fidelity® Total Emerging Markets Fund managed by Mr. Chung ($3 (in millions) assets managed).
As of December 31, 2022, the dollar range of shares of Fidelity ® Total Emerging Markets Fund beneficially owned by Mr. Chung was $10,001 - $50,000.

EME-SSTK-0523-123-1.881199.123	May 3, 2023

Supplement to the
Fidelity® Canada Fund, Fidelity® China Region Fund, Fidelity® Emerging Markets Discovery Fund, Fidelity® Emerging Markets Fund, Fidelity® Europe Fund, Fidelity® International Discovery Fund, Fidelity® International Growth Fund, Fidelity® International Small Cap Fund, Fidelity® International Small Cap Opportunities Fund, Fidelity® International Value Fund, Fidelity® Japan Fund, Fidelity® Latin America Fund, Fidelity® Total Emerging Markets Fund, Fidelity® Total International Equity Fund and Fidelity® Worldwide Fund
Class A, Class M, Class C, Class I and Class Z
December 30, 2022
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information for Fidelity® Total Emerging Markets Fund found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Mr. Chung as of December 31, 2022:
	Registered Investment Companies *	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	3	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$483	$120	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of Fidelity® Total Emerging Markets Fund managed by Mr. Chung ($3 (in millions) assets managed).
As of December 31, 2022, the dollar range of shares of Fidelity ® Total Emerging Markets Fund beneficially owned by Mr. Chung was $10,001 - $50,000.

ACOM10A-SSTK-0523-132-1.893757.132	May 3, 2023